Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2023
Earnings per share ("EPS") [Abstract]
Earnings per share ("EPS")
Note 5 – Earnings per share (“EPS”)

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive restricted shares using the treasury stock method.

The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2023	2022	2021
Profit/(loss) for the period used for calculation of EPS - basic	$161,353	$61,520	$(11,521)
Profit/(loss) for the period used for calculation of EPS - dilutive	$161,353	$61,520	$(11,521)

Basic earnings per share:
Weighted average shares outstanding - basic	162,178,499	164,692,954	169,089,325

Diluted earnings per share:
Weighted average shares outstanding - basic	162,178,499	164,692,954	169,089,325
Dilutive equity awards [1]	178,236	157,137	-
Weighted average shares outstanding - dilutive	162,356,735	164,850,091	169,089,325

[1]	In 2023, 2022 and 2021, equity awards of nil, nil and 77,546, respectively, were excluded from the calculation of the dilutive weighted average shares outstanding due to being antidilutive.